Long-term debt	12 Months Ended
Dec. 31, 2012
Long-term debt
10.	Long-term debt:

	2012	2011
Long-term debt:
Revolving credit facilities	$2,287,942	$2,296,572
Term loan credit facilities	803,002	699,157

Long-term debt	3,090,944	2,995,729
Current portion	(66,656)	(81,482)

Long-term debt	$3,024,288	$2,914,247

(a)	Revolving credit facilities:

As of December 31, 2012, the Company had five long-term revolving credit facilities (“Revolvers”) available, which, as at such date provided for aggregate borrowings of up to $2,392,685,000 (2011—$2,678,041,000), of which $104,743,000 (2011—$381,469,000) was undrawn. One of the Term Loans has a revolving loan component and this component has been included in the Revolvers. During the year, one of the Revolvers was amended to reduce the lenders’ commitment by $267,000,000, the undrawn amount under the facility.

The Revolvers mature between May 11, 2015 and December 31, 2023.

Based on the Revolvers outstanding at December 31, 2012, the minimum repayments for the balances outstanding are as follows:

2013	$19,100
2014	226,922
2015	907,593
2016	70,417
2017	111,201
Thereafter	952,709

$2,287,942

Interest is calculated as one month, two month, three month or six month LIBOR plus a margin per annum, depending on the interest period selected by the Company. At December 31, 2012, the one month LIBOR was 0.2% (2011—one month-0.3%, two month- 0.4% and three month—0.5%) and the margins ranged between 0.5% and 0.9% (2011—0.5% and 0.9%). The weighted average rate of interest, including the margin, was 0.9% at December 31, 2012 (2011—1.1%).

The Company is subject to commitment fees ranging between 0.2%—0.3% calculated on the undrawn amounts under the various facilities.

(b)	Term loan credit facilities:

As of December 31, 2012, the Company had six term loan credit facilities (“Term Loans”) available, which, as at such date provided for aggregate borrowings of up to $1,026,802,000 (2011—$893,333,000), of which $223,800,000 (2011—$194,176,000) was undrawn. One of the Term Loans has a revolving loan component and this component has been included in the Revolvers. During the year, the Company entered into a new $223,800,000 term loan facility with a Chinese bank relating to three 10000 TEU newbuilding vessels. In addition, the Company repaid $52,104,000, the total amount outstanding under its $53,000,000 term loan that matured in June 2012.

The Term Loans mature between March 12, 2017 and April 18, 2024.

Based on the Term Loans outstanding at December 31, 2012, the minimum repayments for the balances outstanding are as follows:

2013	$47,556
2014	48,785
2015	49,248
2016	50,542
2017	65,673
Thereafter	541,198

$803,002

For certain of our Term Loans with a total principal outstanding of $645,852,000, interest is calculated as three month or six month LIBOR plus a margin per annum, depending on the interest period selected by the Company. At December 31, 2012, the three-month and six month LIBOR was 0.3% and 0.7% (2011—two month- 0.4%, three month- 0.5% and six month- 0.8%) and the margins ranged between 0.4% and 4.8% (2011—0.4% and 4.8%).

For certain of our Term Loans with a total principal outstanding of $142,150,000, interest is calculated based on the Export-Import Bank of Korea (KEXIM) plus 0.7% per annum.

For certain of our Term Loans with a total principal outstanding of $15,000,000, the loans are non-interest bearing until the relevant vessel is delivered. Subsequent to delivery, the loans bear interest at 6% per annum, increasing to 7% per annum if the term is extended for an additional two years.

The weighted average rate of interest, including the margin, was 2.3% at December 31, 2012 (2011—2.3%).

The Company is subject to commitment fees ranging between 0.3%—1.0% calculated on the undrawn amounts under the various facilities.

The Term Loan payments are made in quarterly or semi-annual payments commencing three or six months after delivery of the associated newbuilding.

(c)	General:

The security for each of the Company’s credit facilities, except for $1.0 billion of our Revolvers, includes:

•	A first priority mortgage on the collateral vessels funded by the related credit facility;

•	An assignment of the Company’s time charters and earnings related to the related collateral vessels;

•	An assignment of the insurance on each of the vessels that are subject to a related mortgage;

•	An assignment of the Company’s related shipbuilding contracts; and

•	A pledge of the related retention accounts.

The security for $1.0 billion of our Revolvers includes, among others:

•	First and second priority mortgages on 23 of the Company’s vessels; and

•	First-priority assignment of earnings related to the above noted vessels, including time charter revenues, and a first-priority assignment of any insurance proceeds.

The Company may prepay all amounts outstanding without penalty, other than breakage costs in certain circumstances. Under each of our credit facilities, in certain circumstances a prepayment may be required as a result of certain events including the sale or loss of a vessel where the ratio of the loan to market value of the remaining collateral vessels exceeds a certain percentage or where we do not substitute another vessel, a termination or expiration of a charter (and the inability to enter into a charter suitable to lenders within a period of time) or termination of a shipbuilding contract. The amount that must be prepaid may be calculated based on the loan to market value ratio or some other ratio that takes into account the market value of the relevant vessels. In these circumstances, valuations of our vessels are conducted on a “without charter” basis as required under the relevant credit facility agreement. Amounts prepaid in accordance with these provisions may be reborrowed, subject to certain conditions.

Each credit facility contains financial covenants requiring the Company maintain minimum tangible net worth, interest coverage ratios, interest and principal coverage ratios, and debt to assets ratios, as defined. The Company is in compliance with these covenants as at December 31, 2012.